Fair value measurement - Transfers (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2022 CNY (¥)
Fair value measurement
Transfers of assets from level 1 to level 2	¥ 0
Transfers of assets from level 2 to level 1	0
Transfers of liabilities from level 1 to level 2	0
Transfers of liabilities from level 2 to level 1	0
Transfers in and out of level 3	¥ 0